Schedule of difference between actual tax charge and the standard rate of corporation tax (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs
Loss before tax			£ (6,106)	£ (23,470)	£ (11,870)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19%			(1,160)	(4,459)	(2,255)
Expenses not deductible for tax purposes			75	596	1,087
Income not taxable			(2)	(75)
Unrelieved tax losses and other deductions					(114)
Adjustment in respect of prior period				158	3
Surrender of tax losses for R&D tax refund			280	491	1,810
Foreign exchange differences					1
Deferred tax not recognised			721	3,306	1,309
Total tax credited to the income statement	£ 337	£ 236	£ (646)	£ (1,281)	£ (1,785)